Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36028
Entity Registrant Name	Ardmore Shipping Corp
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Belvedere Building, 69 Pitts Bay Road, Ground Floor
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Title of 12(b) Security	Common stock
Trading Symbol	ASC
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	34,363,884
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	34
Auditor Location	New York, New York
Entity Central Index Key	0001577437
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mr. Anthony Gurnee
Entity Address, Address Line One	Belvedere Building, 69 Pitts Bay Road, Ground Floor
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	405-7800
Contact Personnel Email Address	info@ardmoreshipping.com